CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 193,787	¥ 1,386,412	¥ 1,410,747
Short-term investments	63,518	454,426	815,854
Prepayments and other current assets	80,900	578,787	252,964
Total current assets	338,205	2,419,625	2,479,565
Non-current assets:
Property and equipment, net	79,391	567,987	449,990
Intangible assets, net	23,569	168,622	112,119
Long-term investments	207,936	1,487,638	484,103
Goodwill	113,925	815,052	372,077
Deferred tax assets	11,616	83,104	37,455
Amount due from a related party	2,621	18,750	16,500
Other non-current assets	71,383	510,697	251,118
Total non-current assets	510,441	3,651,850	1,723,362
Total assets	848,646	6,071,475	4,202,927
Current liabilities:
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of RMB548,408 and RMB750,164 (US$104,855) as of August 31, 2018 and August 31, 2019, respectively)	114,111	816,392	579,533
Income taxes payable (including income taxes payable of the consolidated VIEs without recourse to the Group of RMB33,809 and RMB66,300 (US$9,267)) as of August 31, 2018 and August 31, 2019, respectively)	11,378	81,397	45,291
Prepayments from customers (including prepayments from customers of the consolidated VIEs without recourse to the Group of RMB1,991,647 and RMB2,170,766 (US$303,421) as of August 31, 2018 and August 31, 2019, respectively)	303,428	2,170,815	1,991,647
Short-term loan (including short-term loan of the consolidated VIEs without recourse to the Group of nil and RMB249,876 (US$34,927) as of August 31, 2018 and August 31, 2019, respectively)	34,927	249,876
Long-term loan, current portion (including long-term loan, current portion of the consolidated VIEs without recourse to the Group of RMB45,000 and RMB71,820 (US$10,039) as of August 31, 2018 and August 31, 2019, respectively)	10,039	71,820	45,000
Total current liabilities	473,883	3,390,300	2,661,471
Non-current liabilities:
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of RMB23,528 and RMB55,719 (US$7,788) as of August 31, 2018 and 2019, respectively)	7,976	57,066	23,528
Long-term loan (including long-term loan of the consolidated VIEs without recourse to the Group of RMB405,000 and RMB376,380 (US$52,609) as of August 31, 2018 and 2019, respectively)	188,104	1,345,754	405,000
Unrecognized tax benefit (including liability for unrecognized tax benefit of the consolidated VIEs without recourse to the Group of RMB17,345 and RMB25,640 (US$3,584) as of August 31, 2018 and 2019, respectively)	4,115	29,442	17,685
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to the Group of nil and RMB43,440 (US$6,072) as of August 31, 2018 and 2019, respectively)	12,781	91,440
Total non-current liabilities	212,976	1,523,702	446,213
Total liabilities	686,859	4,914,002	3,107,684
Commitments and contingencies
Shareholders' equity:
Treasury stock	(28,481)	(203,759)
Additional paid-in capital	769,047	5,501,992	5,426,503
Statutory reserves	990	7,080	4,272
Accumulated deficit	(601,059)	(4,300,153)	(4,535,042)
Accumulated other comprehensive income	12,181	87,148	128,900
Total OneSmart International Education Group Limited shareholders' equity	152,684	1,092,350	1,024,675
Non-controlling interests	9,103	65,123	70,568
Total shareholders' equity	161,787	1,157,473	1,095,243
Total liabilities, non-controlling interests and shareholders' equity	848,646	6,071,475	4,202,927
Class A ordinary shares
Shareholders' equity:
Ordinary shares	4	26	26
Class B ordinary shares
Shareholders' equity:
Ordinary shares	$ 2	¥ 16	¥ 16